DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details textual) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 05, 2021	Aug. 31, 2019	Dec. 31, 2021	Oct. 12, 2021
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of cash income distributed to shareholders as dividend as per dividend policy			40.00%
Minimum dividend provision of the parent			$ 125,012
Dividends paid	$ 271,000	$ 182,040,000
Provision for definitive dividend				$ 200,000